Loan Receivables (Tables)	12 Months Ended
Mar. 31, 2025
Receivables [Abstract]
Schedule of Loan Receivables, Net

	As of March 31,
	2024	2025
	RMB	RMB
Loan receivables - principal	35,229	35,496
- service fee	284	245
Allowance for credit losses	(3,949)	(4,633)
Loan receivables, net	31,564	31,108

Schedule of Movement of Allowance For Credt Losses

Movement of allowance for credit losses is as follows:

	For the year ended March 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at beginning of year	(28,195)	(28,665)	(3,949)
Cumulative effect of adoption of new accounting standard (Note 2 (k))	—	(1,312)	—
Provisions	(470)	(167)	(684)
Write-off	—	26,195	—
Balance at end of year	(28,665)	(3,949)	(4,633)